Other financial assets - Additional Information (Detail) € in Millions		12 Months Ended
	Jul. 22, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Sep. 30, 2025 EUR (€)	Mar. 05, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure Of Other Financial Assets Measured at Fair Value Through Profit Or Loss [Line Items]
Convertible promissory note acquired through business combination		€ 13
Convertible promissory note interest rate		5
Loan receivable acquired through business combination		€ 65
Loan prepayment penalty fee income	€ 2
Convertible promissory note			€ 4
Other non-current financial assets		135			€ 34
Other current financial assets		9
Contingent consideration recognised as of acquisition date				€ 19
Letter of credit outstanding balance		8
Intelsat Acquisition [Member]
Disclosure Of Other Financial Assets Measured at Fair Value Through Profit Or Loss [Line Items]
Other equity securities acquired through business combination		57
Debt securities acquired through business combination		15
Other financial assets		89
Other non-current financial assets		154
Other current financial assets		€ 7